Loans And Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Loans And Fair Value Measurement [Abstract]
LOANS AND FAIR VALUE MEASUREMENT

NOTE 6: – LOANS AND FAIR VALUE MEASUREMENT

The following table presents the outstanding balances of the Company’s loans as of December 31, 2025, and 2024:

	December 31
	2025	2024
	USD in thousands

Short-term loan from banks	355	293
Convertible loan from shareholders	-	1,512
Embedded derivative and conversion component of a convertible loan	-	5,061
Short-term credit from shareholders	-	860

	355	7,726

A.	Convertible loan (fully converted prior to the merger)

In October 2023, the Company entered into a convertible loan agreement with Alpha Capital Anstalt (“Alpha”) and Mr. Julian Ruggieri, a shareholder of the Company (“Mr. Ruggieri”, and together with Alpha, the “Investors”), for an aggregate investment of up to $1.7 million (the “Loan”). Under the terms of the agreement, Alpha committed to provide up to $1.2 million and Mr. Ruggieri committed to provide up to $500 thousand of the total Loan principal.

The Loan principal bore interest at an annual rate of 10% and was convertible into ordinary shares and non-marketable warrants. Upon conversion of the Loan into ordinary shares, the Investors were entitled to receive non-marketable warrants to purchase additional ordinary shares at a rate equal to 125% of the total number of shares issued upon conversion. The warrants’ exercise price was set at 110% of the conversion price per share, with an exercise period of 42 months from the date of issuance.

In accordance with U.S. GAAP, the Company identified conversion and redemption features and the associated warrants as an embedded derivative that required bifurcation from the host debt instrument and measurement at fair value at each reporting date.

As of December 31, 2024, the carrying amount of the host debt (measured at amortized cost) was $1,512 thousand, and the fair value of the conversion component and warrants (measured at fair value) was $5,061 thousand.

During 2025, Mr. Ruggieri converted and exercised his interests in the Loan in several stages. In April 2025, Mr. Ruggieri converted his portion of the Loan principal and accrued interest, totaling approximately $560 thousand, into 316,185 ordinary shares and 359,900 warrants with an exercise price of $1.84. Subsequently, in August and October 2025, Mr. Ruggieri exercised all 359,900 warrants into an equal number of ordinary shares for an aggregate cash exercise price of approximately $726 thousand.

Similarly, in October 2025, Alpha provided a written notice to convert its outstanding Loan principal of $1,200,000 and accrued interest of $209,644 into 811,148 ordinary shares and 860,038 warrants. The conversion was carried out in accordance with the terms of the convertible loan agreement and subject to the regulations of the Tel Aviv Stock Exchange. On October 27, 2025, Alpha exercised all such warrants into ordinary shares for a total cash exercise price of $1,424 thousand.

As a result of these transactions, all obligations under the convertible loan agreement were fully satisfied prior to the merger. Upon the closing of the merger, all Kadimastem ordinary shares held by the Investors were converted into NewcelX ordinary shares or pre-funded warrants in accordance with the exchange ratio set forth in the merger agreement. Following these conversions and exercises, as of December 31, 2025, the outstanding balance of the Loan and the related derivative liability was zero.

The following table presents the Company’s liabilities measured at fair value on a recurring basis by hierarchy level as of December 31, 2025, and 2024. All such liabilities were classified as Level 3 within the fair value hierarchy:

	December 31
	2025	2024
	USD in thousands

Conversion and redemption component and warrants of a convertible loan	-	5,061
Total level 3 Liabilities	-	5,061

The following table summarizes the changes in the Company’s Level 3 financial liabilities (conversion feature and warrants) for the years ended December 31, 2025, and 2024:

	Year ended on December 31, 2025	Year ended on December 31 2024
	USD in thousands

Balance as of January 1	5,061	1,002
Initial recognition	-	368
Remeasurement of a financial derivative and the conversion feature	5,358	3,639
Revaluation recognized in OCI	801	52
Conversion of loan (1)	(11,220)	-
Balance as of December 31	-	5,061

(1)	Upon the final conversion and exercise in October 2025, the Company transitioned the fair value measurement from Level 3 (valuation models) to Level 1 (quoted market price), based on the TASE closing price of NIS 28.34 per share, translated at an exchange rate of 3.259 NIS/USD.

The fair value of the Level 3 financial liabilities (conversion feature, warrants and redemption) was determined using Monte Carlo and Binomial models. The significant unobservable inputs used in these measurements were as follows:

	December 31	October
	2024	2025

Share price (in USD)	3.52	8.7
Volatility - conversion feature of loan (%)	106%	N/A
Volatility - warrants (%)	78%	N/A
Risk-free interest - conversion feature (%)	4.2%	N/A
Risk-free interest - warrants (%)	4.2%	N/A
Life expectancy (in years)	0.17	0.00

B.	Short-term loan from bank

The Company maintains a short-term loan facility with a commercial bank (the “Bank Loan”). In connection with the Bank Loan agreement, Professor Michel Revel, the Company’s Chief Scientific Officer, a shareholder and related party, provided a personal guarantee for the loan without consideration from the Company.

The Company measured the fair value of the benefit received from this guarantee at the time of the loan’s recognition and renewals.

The Bank Loan principal as of December 31, 2025, was NIS 1,200 thousand (approximately $376 thousand). The loan bears annual interest at a rate of Prime + 1.75%, which resulted in an effective interest rate of 7.25% as of December 31, 2025. The Company determined the market interest rate for a similar loan without a guarantee to be approximately 21%, based on the Capital Asset Pricing Model (CAPM) and the Weighted Average Cost of Capital (WACC), using a risk-free interest rate of 4.1% and a variance of 1.02.

Due to annual renewals of the loan terms, the Company recognized a net benefit in the interested party transactions capital reserve in the amounts of $21 thousand, $28 thousand, and $53 thousand for the years ended December 31, 2025, 2024, and 2023, respectively.

Since December 31, 2020, the loan has been renewed annually for additional one-year periods. As of December 31, 2025, the repayment date was extended to December 31, 2026.

c.	loans from interested party (fully converted prior to the merger)

From 2020 through 2025, Professor Michel Revel, the Company’s Chief Scientific Officer, a shareholder and interested party (“the Lender”), provided the Company with several interest-free, unlinked, and unsecured loans to support its operations.

As of December 31, 2024, the outstanding balance of historical loans from the Lender amounted to $860 thousand (carrying amount), representing a nominal value of $1,055 thousand (NIS 3,410 thousand). These loans were repayable upon the earlier of a specified maturity date or the completion of a public offering in which the Lender participated. Due to the interest-free nature of these loans, the Company recognized a capital benefit in the interested party transactions capital reserve, amounting to $164 thousand and $118 thousand, net of tax, for the years ended December 31, 2025, and 2024, respectively.

On April 22, 2025, the Company entered into an additional loan agreement with the Lender for a principal amount of NIS 1,000 thousand (approximately $269 thousand). The loan was interest-free and unsecured. In connection with this loan, the Company recorded a benefit to the capital reserve from transactions with controlling shareholders in the amount of $47 thousand.

On October 24, 2025, prior to the closing of the Merger, all outstanding loans from the Lender were converted into ordinary shares of the Company. The conversion price was set at NIS 32.87 per share (approximately $9.9 per share), representing the average closing price of the Company’s shares on the TASE during the 14 trading days preceding the conversion.

As a result, the historical loans (with a nominal value of NIS 3,410 thousand) were converted into 103,728 ordinary shares, and the 2025 loan (with a nominal value of NIS 1,000 thousand) was converted into 30,419 ordinary shares. Following the conversion, the carrying amount of these loans was reclassified to additional paid-in capital, and the outstanding balance as of December 31, 2025, was zero. Upon the closing of the Merger, these shares were exchanged for NewcelX ordinary shares in accordance with the Exchange Ratio.